SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		8 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
EPS			$ (915,705)
Class A accretion to redemption amount			(4,743,750)
Allocation of Net (loss)/income available to shareholders		$ 570,351	(5,659,455)
Net (loss)/income	$ (570,351)		$ 915,705
Common Class B [Member]
Share outstanding			7,906,250
Allocation of Net (loss)/income available to shareholders		$ 114,070	$ (1,131,891)
Net (loss)/income			$ (1,131,891)
Weighted Average Shares outstanding		7,906,250	7,906,250
EPS		$ (0.01)	$ (0.14)
Share outstanding	7,906,250
Common Class A [Member]
Proceeds allocated to Class A		$ 320,993,750	$ 316,250,000
Class A redemption amount			320,993,750
Allocation of Net (loss)/income available to shareholders		$ 456,281	(4,527,564)
Accretion of Class A to redemption value			4,743,750
Net (loss)/income			$ 216,186
Weighted Average Shares outstanding		31,625,000	9,271,586
EPS		$ (0.01)	$ 0.02
Common Class A [Member] | IPO [Member]
Shares Issued upon IPO	31,625,000		31,625,000